Note 2 - Investments (Details) - Available-for-sale Securities - Change in Unrealized Gains (Losses) and Realized Gains (Losses) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Securities available-for-sale:
Mortgage loans on real estate	$ 75,915	$ 0
Investments in convertible options	7,223	0
Debt Securities [Member]
Securities available-for-sale:
Change in unrealized investment gains (losses)	(16,900,027)	11,008,303
Securities available-for-sale:
Realized investment gains (losses)	91,141	682,604
Equity Securities [Member]
Securities available-for-sale:
Change in unrealized investment gains (losses)	(910,260)	1,144,411
Securities available-for-sale:
Realized investment gains (losses)	$ 644,426	$ 28,028